Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cost and Expenses by Nature

Cost and expenses by nature for each of the years ended December 31, 2018, 2017 and 2016, was as follows:

	2018		2017		2016
Purchases	Ps.	756,867,203	Ps.	581,355,161	Ps.	430,813,337
Depreciation and amortization		153,382,040		156,704,513		150,439,491
Net periodic cost of employee benefits		114,621,614		108,073,075		109,738,416
Personnel services		104,284,007		94,470,130		84,414,593
Exploration and Extraction Hydrocarbons Duty and taxes		88,145,519		63,900,374		48,424,861
Maintenance		42,075,043		40,224,754		45,390,282
Non-operating losses (1)		39,439,107		22,945,447		9,091,870
Auxiliary services with third-parties		23,675,019		21,924,327		25,471,260
Raw materials and spare parts		16,850,075		19,165,103		6,970,433
Other operating costs and expenses		16,672,534		1,755,170		25,102,485
Unsuccessful wells		15,443,086		6,164,624		29,106,084
Exploration expenses		13,048,078		6,562,463		4,585,859
Other operation taxes and duties		12,248,474		9,900,726		10,066,528
Integrated Contracts		8,015,606		15,378,544		4,551,876
Leases		6,487,493		7,786,282		6,482,902
Insurance		5,647,101		4,948,610		4,759,016
Freight		3,525,843		10,317,132		14,452,296
Inventory variations		(62,237,591)		(25,542,431)		(6,154,595)

Total cost of sales and general expenses	Ps.	1,358,190,251	Ps.	1,146,034,004	Ps.	1,003,706,994

(1)

In accordance with Resolution RES / 179/2017, issued by the ERC, non-operating losses are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.